Operating lease commitments (Tables)	12 Months Ended
Sep. 30, 2019
Operating lease commitments
Schedule of operating lease commitments

The lease commitments at 30 September 2018 and 30 September 2019 are as follows:

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Due within one year	608	570	555	498
Due after one year but not later than five years	1,716	1,564	1,583	1,356
Due after 5 years	1,421	1,819	1,305	1,460
Total lease commitments	3,745	3,953	3,443	3,314